Securities	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Securities

Note 4 Securities
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	April 30, 2025				October 31, 2024
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$27,793	$46	$(19)	$27,820	$13,165	$31	$(27)	$13,169
Provincial and municipal	9,983	31	(61)	9,953	7,563	27	(36)	7,554
U.S. federal, state, municipal and agencies	105,351	283	(1,687)	103,947	81,632	333	(1,699)	80,266
Other OECD government	16,145	11	(52)	16,104	10,199	6	(49)	10,156
Mortgage-backed securities	2,493	2	(17)	2,478	2,646	3	(15)	2,634
Asset-backed securities	9,905	11	(29)	9,887	9,343	17	(3)	9,357
Corporate debt and other debt	31,349	84	(42)	31,391	31,932	101	(51)	31,982
Equities	791	574	(5)	1,360	728	519	(5)	1,242
	$203,810	$1,042	$(1,912)	$202,940	$157,208	$1,037	$(1,885)	$156,360

(1)	Excludes $100,420 million of held-to-collect securities as at April 30, 2025 that are carried at amortized cost, net of allowance for credit losses (October 31, 2024 – $100,258 million).
(2)	Gross unrealized gains and losses includes $(35) million of allowance for credit losses on debt securities at FVOCI as at April 30, 2025 (October 31, 2024 – $(35) million) recognized in income and Other components of equity.
Allowance
for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by stage. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	April 30, 2025				April 30, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$4	$–	$(42)	$(38)	$4	$–	$(37)	$(33)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	2	–	–	2	3	–	–	3
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(1)	–	(2)	(3)	(1)	–	(2)	(3)
Exchange rate and other	1	–	4	5	1	–	–	1
Balance at end of period	$5	$–	$(40)	$(35)	$6	$–	$(39)	$(33)

	For the six months ended
	April 30, 2025				April 30, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$6	$–	$(41)	$(35)	$4	$–	$(37)	$(33)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	4	–	–	4	6	–	–	6
Sales and maturities	(2)	–	–	(2)	(2)	–	–	(2)
Changes in risk, parameters and exposures	(4)	–	(4)	(8)	(3)	–	(4)	(7)
Exchange rate and other	1	–	5	6	1	–	2	3
Balance at end of period	$5	$–	$(40)	$(35)	$6	$–	$(39)	$(33)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit-impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	April 30, 2025				April 30, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$6	$8	$–	$14	$9	$14	$–	$23
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	1	–	–	1
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	–	(1)	–	(1)	(2)	(1)	–	(3)
Exchange rate and other	(1)	1	–	–	–	–	–	–
Balance at end of period	$6	$8	$–	$14	$8	$13	$–	$21

	For the six months ended
	April 30, 2025				April 30, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$6	$8	$–	$14	$8	$15	$–	$23
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	2	–	–	2	4	–	–	4
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(1)	(1)	–	(2)	(4)	(1)	–	(5)
Exchange rate and other	(1)	1	–	–	–	(1)	–	(1)
Balance at end of period	$6	$8	$–	$14	$8	$13	$–	$21

Credit risk exposure by internal
risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2024 Annual Report.

	As at
	April 30, 2025				October 31, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$200,470	$9	$–	$200,479	$154,100	$–	$–	$154,100
Non-investment grade	967	–	–	967	875	–	–	875
Impaired	–	–	134	134	–	–	143	143
	201,437	9	134	201,580	154,975	–	143	155,118
Items not subject to impairment (2)				1,360				1,242
				$202,940				$156,360
Securities at amortized cost
Investment grade	$99,386	$–	$–	$99,386	$99,224	$–	$–	$99,224
Non-investment grade	882	166	–	1,048	856	192	–	1,048
	100,268	166	–	100,434	100,080	192	–	100,272
Allowance for credit losses	6	8	–	14	6	8	–	14
	$100,262	$158	$–	$100,420	$100,074	$184	$–	$100,258

(1)	Reflects $134 million of purchased credit-impaired securities (October 31, 2024 – $143 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.